UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2007

		Market
Security	Shares	Value
COMMON STOCK -91.73.%
Agriculture - 4.65%
Cadiz, Inc.*	20,061	$ 421,281
Tejon Ranch Co.*	10,000	408,500
		829,781
Biotechnology - 1.64%
Millipore Corp.*	4,000	292,720

Chemicals - 3.78%
Hawkins, Inc.	45,000	675,000

Crop Preparation Services - 2.25%
J.G. Boswell Co.	400	402,000

Environmental Control - 8.89%
Calgon Carbon Corp.*	25,000	397,250
Met-Pro Corp.	28,400	343,072
Nalco Holding Co.	35,000	846,300
		1,586,622
Farm & Machinery Equipment - 2.90%
Toro Co.	9,500	517,180

Healthcare - Products - 3.88%
Cantel Medical Corp.*	47,500	692,550

Industrial Measurement Instruments - 14.12%
Badger Meter, Inc.	6,000	269,700
Itron, Inc.*	6,000	575,820
Mesa Laboratories, Inc.	24,004	607,901
O.I. Corp.	21,805	260,570
Watts Water Technologies, Inc.	27,000	804,600
		2,518,591
Machinery - Diversified - 7.48%
Gorman-Rupp Co.	21,250	663,000
Lindsay Corp.	9,500	671,555
		1,334,555
Metal Fabricate - 7.01%
Mueller Water Products, Inc.	80,000	761,600
Northwest Pipe Co.*	12,500	489,250
		1,250,850
The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2007

		Market
Security	Shares	Value
Miscellaneous Manufacturing - 6.03%
Ameron International, Inc.	4,250	$ 391,638
Crane Co.	5,000	214,500
Pentair, Inc.	13,500	469,935
		1,076,073
Pharmaceutical Preparations - 2.71%
Pall Corp.	12,000	483,840

Special Industry Machinery - 3.63%
Entegris, Inc.*	75,000	647,250

Water Supply - 22.76%
American States Water Co.	2,500	94,200
Aqua America, Inc.	25,000	530,000
BIW, Ltd.	1,500	35,250
California Water Services Group	10,000	370,200
Consolidated Water Co., Inc.	37,500	944,625
Glacier Water Services, Inc.- Pfd, 9.0625%	30,000	748,500
SJW Corp.	10,000	346,700
Southwest Water Co.	65,000	813,800
WorldWater & Power Corp.*	90,000	176,400
		4,059,675

TOTAL COMMON STOCK
(Cost - $15,635,221)		16,366,687

SHORT TERM INVESTMENT - 8.68%
Bank of New York Hamilton Fund- Premier Shares, 4.62% (a)	1,548,671	1,548,671
(Cost - $1,548,671)

Total Investments - 100.41%
(Cost - $17,183,892)		17,915,358
Liabilities in Excess of Other Assets - (0.41%)		(72,788)
NET ASSETS - 100.00%		$ 17,842,570

At December 31, 2007, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,196,827
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(465,361)
Net unrealized appreciation		$ 731,466

*Non-income producing security
(a) Rate shown is the rate in effect at December 31, 2007

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2007

		Market
Security	Shares	Value
COMMON STOCK - 49.13%
Apparel - 1.37%
Oxford Industries, Inc.	7,000	$ 180,390

Beverages - 2.93%
Anheuser-Busch Companies, Inc.	3,000	157,020
PepsiCo, Inc.	3,000	227,700
		384,720
Building Materials - 0.59%
Cemex SA de CV*	3,000	77,550

Chemicals - 1.54%
Ecolab, Inc.	3,000	153,630
Valspar Corp.	2,168	48,867
		202,497
Closed-End Funds- Real Estate - 1.28%
ING Clarion Global Real Estate	5,000	69,150
RMR Asia Pacific Real Estate Fund	5,900	100,005
		169,155
Commercial Services - 3.54%
Macquarie Infrastructure Co.	7,000	283,710
Paychex, Inc.	5,000	181,100
		464,810
Conglomerates - 2.25%
General Electric Co.	8,000	296,560

Consumer Products - 1.63%
Kimberly-Clark Corp.	3,100	214,954

Cosmetics - 0.56%
Procter & Gamble Co.	1,000	73,420

Enviromental Control - 0.79%
Mine Safety Appliance Co.	2,000	103,740

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2007

		Market
Security	Shares	Value
Food - 3.43%
H. J. Heinz Co.	3,000	$ 140,040
Hershey Foods Corp.	1,000	39,400
Kraft Foods, Inc.	3,000	97,890
Nestle SA-ADR	1,000	114,826
William Wrigley Jr. Co.	1,000	58,550
		450,706
Healthcare-Products - 0.16%
United-Guardian, Inc.	2,000	20,820

Insurance - 2.60%
21st Century Holding Co.	20,000	268,600
Safety Insurance Group, Inc.	2,000	73,240
		341,840
Investment Management - 3.11%
American Capital Strategies	3,000	98,880
Greenhill & Co., Inc.	1,000	66,480
T. Rowe Price Group, Inc.	4,000	243,520
		408,880
Media - 0.33%
Mcgraw-Hill Cos., Inc.	1,000	43,810

Medical - 5.74%
Abbott Laboratories	4,000	224,600
Eli Lilly and Co.	2,500	133,475
Johnson & Johnson	4,000	266,800
Roche Holding AG - ADR	1,500	129,576
		754,451
Office Supplies - 1.21%
Avery Dennison Corp.	3,000	159,420

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2007

		Market
Security	Shares	Value
Oil & Gas - 7.31%
BP Plc- ADR	2,000	$ 146,340
ChevronTexaco Corp.	2,500	233,325
Enerplus Resources Fund	4,000	160,200
Pengrowth Energy Trust - Class A	10,000	177,700
Penn West Energy Trust	6,000	156,000
Petrochina	500	87,735
		961,300
Retail - Restaurants - 2.46%
McDonalds Corp.	5,500	324,005

Semiconductor - 1.21%
Intel Corp.	5,000	133,300
Maxim Intergrated Products,Inc.	1,000	26,480
		159,780
Software - 0.87%
Quality Systems, Inc.	1,000	30,490
Total Systems Service, Inc.	3,000	84,000
		114,490
Textiles - 0.76%
J.G. Boswell Company	100	100,500

Transportation - 2.15%
United Parcel Service, Inc. - Class B	4,000	282,880

U.S Government Agency - 1.31%
Freddie Mac, Pfd, 5%	5,000	172,000

TOTAL COMMON STOCK
(Cost - $6,541,519)		6,462,678
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2007

		Market
Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS- 28.06%
Apartments - 2.44%
Apartment Investment & Management Co.	1,000	$ 34,730
Apartment Investment & Management Co. - Pfd, 7.75%	8,300	173,636
Education Realty Trust, Inc.	10,000	112,400
		320,766
Diversified - 5.28%
Entertainment Properties Trust - Conv Pfd, 5.75%	8,500	167,875
Gladstone Commericial Corp.	5,000	87,700
Investors Real Estate Trust	11,000	98,670
Lexington Realty Trust	10,000	145,400
Lexington Realty Trust - Conv Pfd, 6.50%	5,000	195,500
		695,145
Health Care - 5.26%
Health Care REIT, Inc. - Conv Pfd, 7.50%	7,200	231,696
Medical Properties Trust, Inc.	20,000	203,800
Nationwide Health Properties, Inc.	6,000	188,220
Senior Housing Property Trust	3,000	68,040
		691,756
Hotels - 0.27%
Ashford Hospitality Trust	5,000	35,950

Manufactured Homes - 1.31%
Sun Communities, Inc.	6,500	136,955
UMH Properties, Inc.	2,979	35,152
		172,107
Mortgage - 3.13%
Jer Investors Trust, Inc.	10,000	107,700
Northstar Realty Finance Corp.	10,000	89,200
Rait Investment Trust	25,000	215,500
		412,400
Office Property - 4.08%
American Financial Realty Trust	30,000	240,600
HRPT Properties Trust	23,000	177,790
Maguire Properties, Inc.	4,000	117,880
		536,270
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2007

		Market
Security	Shares	Value
Storage - 2.86%
Sovran Self Storage, Inc.	5,500	$ 220,550
U-Store-It Trust	17,000	155,720
		376,270
Warehouse - 3.43%
First Industrial Realty Trust, Inc.	5,000	173,000
First Potomac Realty Trust, Inc.	2,000	34,580
Monmouth Real Estate Investment Corp. - Class A	30,000	243,000
		450,580
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost - $3,699,423)		3,691,244
	Principal
	Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.82%
Fannie Mae, 4.00%, due 2/25/08 (a)	$ 200,000	199,817
Fannie Mae, 2.65%, due 6/30/08	200,000	198,345
Fannie Mae, 4.25%, due 5/12/09	200,000	199,751
Fannie Mae, 4.01%, due 10/7/09	200,000	199,514
Fannie Mae, 4.00%, due 12/9/11	250,000	248,483
Fannie Mae, 5.40%, due 3/21/12	300,000	300,554
Federal Home Loan Bank, 4.50%, due 10/22/09 (a)	250,000	249,920
Federal Home Loan Bank, 4.73%, due 7/20/10	200,000	199,980
Federal Home Loan Bank, 5.625%, due 3/30/17	300,000	304,734
Freddie Mac, 5.75%, due 7/15/35	246,159	242,370
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,343,468
(Cost - $2,326,740)

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2007

	Principal
U.S. TREASURY BONDS - 2.49%	Amount
U.S. Treasury TIP Bond, 1.875%, due 7/15/15	$ 300,000	$ 327,692
(Cost - $315,426)

SHORT TERM INVESTMENT - 1.46%	Shares
Bank of New York Hamilton Fund- Premier Shares, 4.62% (a)	192,067	192,067
(Cost - $192,067)

Total Investments - 98.96%
(Cost - $13,075,175)		13,017,149
Other Assets less Liabilities - 1.04%		136,338
NET ASSETS - 100.00%		$ 13,153,487

At December 31, 2007, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 841,678
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(899,704)
Net unrealized depreciation		$ (58,026)

* - Non-Income Producing Security
ADR- American Depositary Receipt
REIT- Real Estate Investment Trust
TIP- Treasury Inflation Protected
(a) Rate shown is the rate in effect at December 31, 2007

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's adviser or sub-adviser ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/ John P. Odell

       John P. Odell, Co-Chairman & Co-President

Date

2/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

2/29/2008

By (Signature and Title)

/s/ Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

2/29/2008